Reversal of loss allowance/(loss allowance) on trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reversal of loss Allowance/(loss allowance) on trade receivables
Impairment loss (reversal of impairment loss) on trade receivables, net	$ (4,446)	$ (34,031)	$ 13,081